Earnings (Loss) Per Common Share from Continuing Operations	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Common Share from Continuing Operations [Text Block]
Note 8 – Earnings (Loss) Per Common Share from Continuing Operations

	Years Ended December 31,
	2014	2013	2012
	(Dollars in millions, except per-share amounts; shares in thousands)
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$2,110	$441	$723
Basic weighted-average shares	719,325	682,948	619,792
Effect of dilutive securities:
Nonvested restricted stock units	2,234	1,995	2,694
Stock options	2,064	2,149	2,608
Convertible debentures	18	93	392
Diluted weighted-average shares	723,641	687,185	625,486
Earnings (loss) per common share from continuing operations:
Basic	$2.93	$.65	$1.17
Diluted	$2.91	$.64	$1.15

Beginning in 2012, we have nonvested service-based restricted stock units that contain a nonforfeitable right to dividends during the vesting period and are considered participating securities. Dividends associated with these participating securities were $4 million, $2 million and $1 million for 2014, 2013 and 2012, respectively, and have been subtracted from Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share in the calculation of earnings (loss) per common share.